AQR Global Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Net Total Return USD Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
I
Prospectus [Line Items]
Average Annual Return, Percent	31.78%	15.44%	12.15%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.56%	12.35%	10.04%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.88%	11.26%	9.22%
N
Prospectus [Line Items]
Average Annual Return, Percent	31.51%	15.15%	11.86%
R6
Prospectus [Line Items]
Average Annual Return, Percent	32.00%	15.55%	12.27%